OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 29, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES:

	December 29, 2019	December 30, 2018

Employee benefit obligation - Statutory severance and pre-notice (a)	$27,767	$22,075
Employee benefit obligation - Defined contribution plan (b)	3,633	3,498
Provisions (c)	10,790	14,343
	$42,190	$39,916

(a) Statutory severance and pre-notice obligations:

	2019	2018

Obligation, beginning of fiscal year	$22,075	$16,096
Service cost	14,226	13,500
Interest cost	6,798	6,478
Actuarial loss(1)	1,296	1,694
Foreign exchange gain	(584)	(537)
Benefits paid	(16,044)	(15,156)
Obligation, end of fiscal year	$27,767	$22,075
(1) The actuarial loss is due to changes in the actuarial assumptions used to determine the statutory severance obligations.

Significant assumptions for the calculation of the statutory severance obligations included the use of a discount rate ranging between 9.3% and 10.0% (2018 - between 10.0% and 10.5%) and rates of compensation increases between 7.5% and 9.0% (2018 - between 6.5% and 10.0%). A 1% increase in the discount rates would result in a corresponding decrease in the statutory severance obligations of $3.9 million, and a 1% decrease in the discount rates would result in a corresponding increase in the statutory severance obligations of $4.6 million. A 1% increase in the rates of compensation increases used would result in a corresponding increase in the statutory severance obligations of $4.9 million, and a 1% decrease in the rates of compensation increases used would result in a corresponding decrease in the statutory severance obligations of $4.2 million.

The cumulative amount of actuarial losses recognized in other comprehensive income as at December 29, 2019 was $25.1 million (December 30, 2018 - $23.8 million) which have been reclassified to retained earnings in the period in which they were recognized.

(b) Defined contribution plan:

During fiscal 2019, defined contribution expenses were $6.6 million (2018 - $6.2 million).

(c) Provisions:

	Decommissioning and	Lease exit
	site restoration costs	costs	Total

Balance, December 30, 2018	$9,724	$4,619	$14,343
Impact of initial adoption of IFRS 16 (note 2(c))	—	(4,619)	(4,619)
Changes in estimates made during the fiscal year	779	—	779
Accretion of interest	287	—	287
Balance, December 29, 2019	$10,790	$—	$10,790

Provisions as at December 29, 2019 include estimated future costs of decommissioning and site restoration for certain assets located at the Company’s textile and sock facilities for which the timing of settlement is uncertain, but has been estimated to be in excess of twenty years.